Provisions - Summary of Changes to Decommissioning Liability (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Increase (decrease) in decommissioning liability due to change in discount rate	$ 0	$ 0